Bonds and financing (Details 5 - Textuals) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Bonds and financing
Contribution of bonds	[1]		R$ (250,000)
Bonds with third parties [member]
Bonds and financing
Percentage of net debt adjusted EBITDA ratio		2.43%	2.74%
Number of consecutive periods		2
Number of alternate periods		3
Bonds with third parties [member] | 2021 [member]
Bonds and financing
Percentage of net debt adjusted EBITDA ratio		4.25%
Bonds with third parties [member] | 2022 [member]
Bonds and financing
Percentage of net debt adjusted EBITDA ratio		4.00%
Bonds with third parties [member] | 2023 [member]
Bonds and financing
Percentage of net debt adjusted EBITDA ratio		3.75%
Bonds with third parties [member] | 2024 [member]
Bonds and financing
Percentage of net debt adjusted EBITDA ratio		3.50%

[1]	On September 28, 2022, the Company issued simple debentures not convertible into shares, subject to remunerative interest of 100% of the CDI, plus a spread of 2.40% per year, in the total amount of R$250,000. The debentures aim to strengthen the Company's capital structure and lengthen the maturity profile of the debt, whose average term has become 36 months.